RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related party expenses	$ 8,690	$ 0	$ 64,686	$ 33,812
Accounts payable	$ 0	$ 0	$ 21,674	$ 395